Financial Assets at Fair Value through Other Comprehensive Income - Securities classified as available-for-sale (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	$ 1,366,343	$ 1,053,191
Debt Instruments Valued At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,357,846	1,043,440
Debt Instruments Valued At Fair Value | Bonds Issued By Chilean Government And Central Bank | Instruments Issued By Chilean Government And Central Bank [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	76,358	135,145
Debt Instruments Valued At Fair Value | Promissory notes issued by the Chilean Government and Central Bank | Instruments Issued By Chilean Government And Central Bank [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	16,466
Debt Instruments Valued At Fair Value | Other Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	16,238	29,077
Debt Instruments Valued At Fair Value | Other Instruments | Other Instruments Issued In Chile [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	68,476	107,125
Debt Instruments Valued At Fair Value | Other Instruments | Instruments Issued By Foreign Institutions [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	19,853	108,544
Debt Instruments Valued At Fair Value | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	122,291	92,491
Debt Instruments Valued At Fair Value | Bonds from domestic banks | Other Instruments Issued In Chile [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	15,927	5,351
Debt Instruments Valued At Fair Value | Deposits From Domestic Banks [Member] | Other Instruments Issued In Chile [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,020,842	559,108
Debt Instruments Valued At Fair Value | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member] | At Fair Value
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	$ 1,395	$ 6,599